(33) FINANCIAL INSTRUMENTS (Details 4) - Exchange Rate Hedge [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Financial Liability Instruments [Member]
Statement Line Items [Line Items]
Exposure	R$ (4,641,924)
Decrease (increase) Currency depreciation	(209,785)
Decrease (increase) Currency appreciation / depreciation of 25%	1,003,142
Decrease (increase) Currency appreciation / depreciation of 50%	2,216,070
Derivatives - Plain Vanilla Swap [Member]
Statement Line Items [Line Items]
Exposure	4,687,768
Decrease (increase) Currency depreciation	211,857
Decrease (increase) Currency appreciation / depreciation of 25%	(1,013,050)
Decrease (increase) Currency appreciation / depreciation of 50%	(2,237,956)
Financial Liability Instruments & Derivatives - Plain Vanilla Swap [Member]
Statement Line Items [Line Items]
Exposure	R$ 45,844
Risk	drop in the dollar
Decrease (increase) Currency depreciation	R$ 2,072
Decrease (increase) Currency appreciation / depreciation of 25%	(9,908)
Decrease (increase) Currency appreciation / depreciation of 50%	(21,886)
Financial Liability Instruments [Member]
Statement Line Items [Line Items]
Exposure	(218,814)
Decrease (increase) Currency depreciation	(14,978)
Decrease (increase) Currency appreciation / depreciation of 25%	43,470
Decrease (increase) Currency appreciation / depreciation of 50%	101,918
Derivatives - Plain Vanilla Swap [Member]
Statement Line Items [Line Items]
Exposure	219,694
Decrease (increase) Currency depreciation	15,038
Decrease (increase) Currency appreciation / depreciation of 25%	(43,645)
Decrease (increase) Currency appreciation / depreciation of 50%	(102,328)
Financial Liability Instruments & Derivatives - Plain Vanilla Swap [Member]
Statement Line Items [Line Items]
Exposure	R$ 880
Risk	drop in the euro
Decrease (increase) Currency depreciation	R$ 60
Decrease (increase) Currency appreciation / depreciation of 25%	(175)
Decrease (increase) Currency appreciation / depreciation of 50%	(410)
Derivatives - Zero-cost collar [Member]
Statement Line Items [Line Items]
Exposure - US$ thousand	R$ 65,197
Risk	dollar apprec.
Decrease (increase) Currency depreciation	R$ (56,138)
Decrease (increase) Currency appreciation / depreciation of 25%	(80,491)
Decrease (increase) Currency appreciation / depreciation of 50%	R$ (104,844)